Dividends - Commentary (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Jul. 31, 2024	Jun. 30, 2024
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share)		$ 0.21
Second interim dividend, 2023
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 1,849
Second interim dividend, 2023 | Ordinary shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share)	$ 0.10